LEASES - Summary of Undiscounted Future Minimum Payments under the Group's Operating Lease Liabilities (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating lease
2023	¥ 139,681	$ 20,252
2024	54,613	7,918
2025	32,530	4,716
2026	13,067	1,895
2027 and thereafter	62,532	9,066
Total future lease payments	302,423	43,847
Less: imputed interest	(42,641)	(6,182)
Total lease liability balance	259,782	37,665
Finance lease
2024	20,485	2,970
2025	30,728	4,455
2026	30,728	4,455
2027 and thereafter	163,881	23,761
Total future lease payments	245,822	35,641
Less: imputed interest	(65,007)	(9,425)
Total lease liability balance	¥ 180,815	$ 26,216